Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2019	March 31, 2019
	(Unaudited)

Zest Labs freshness hardware	$2,493	$2,493
Computers and software costs	222	222
Machinery and equipment	200	200
Total property and equipment	2,915	2,915
Accumulated depreciation and impairment	(2,168)	(2,091)
Property and equipment, net	$747	$824

	2019	2018
Zest Labs freshness hardware	$2,493	$2,477
Computers and software costs	222	400
Machinery and equipment	200	211
Furniture and fixtures	-	89
Leasehold improvements	-	4
Total property and equipment	2,915	3,181
Accumulated depreciation and impairment	(2,091)	(562)
Property and equipment, net	$824	$2,619